Current and long-term debt - Prudential Private Capital facility (Details)	1 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290,000	$ 1,436,224,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,617,439,000	1,948,592,000
Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 55,500,000
Adjustment to interest rate basis	3.00%
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Prudential Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 33,740,000	$ 39,286,000
Consolidated Liquidity Requirement - Scenario One | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Borrowings, Financial Covenants, Period One | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	125.00%